Pearl Total Return Fund
RISK/RETURN
Investment Objective:
Pearl Total Return Fund (“PTRF”) seeks long-term total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of PTRF.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Pearl Total Return Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee on shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pearl Total Return Fund
Management fees		0.75%
Distribution (12b-1) fees		none
Other expenses		0.46%
Acquired fund (portfolio fund) fees and expenses	[1]	0.99%
Total annual fund operating expenses	[2]	2.20%
Expense reimbursement by Manager	[3]	0.01%
Net expenses	[2]	2.19%
[1]	Acquired fund (portfolio fund) fees and expenses reflect the estimated fees and expenses incurred indirectly by PTRF through its investments in portfolio funds.
[2]	Total and net annual fund operating expenses in the fee table may differ from the expense ratios in the "Financial Highlights" section because the Financial Highlights include only PTRF's direct operating expenses and do not include fees and expenses incurred indirectly by PTRF through its investments in portfolio funds.
[3]	Pearl Management Company (the "Manager" or "Management") has contractually agreed to reimburse PTRF for all ordinary operating expenses (including all management and administrative fees) exceeding 1.20% of PTRF's average net assets. This expense limit will continue for a period of at least one year from the date of this Prospectus, and thereafter will continue without expiration unless a change is approved by PTRF's Board of Trustees. When the Manager has reimbursed PTRF for expenses in excess of this limit, the Manager may recover the reimbursed amounts under this limit, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limit. The agreement to limit PTRF's ordinary operating expenses does not apply to acquired fund (portfolio fund) fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in Pearl Total Return Fund with the costs of investing in other mutual funds.  The Example includes both PTRF’s operating expenses and the portfolio funds’ fees and expenses.  It assumes that you invest  $10,000 for the time periods indicated and that you redeem all of your shares at the end of the periods.  The Example also assumes a 5% return (before expenses) each year, reinvestment of dividends, and that operating expenses remain constant at the level shown above.  Your actual costs may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Pearl Total Return Fund	223	669	1,120	2,524

Portfolio Turnover:
When Pearl Total Return Fund buys and sells securities (“turns over” its portfolio), a higher portfolio turnover rate may cause higher taxes when Fund shares are held in a taxable account.  Higher portfolio turnover will also increase costs and affect PTRF’s performance if transaction costs (such as sales charges and commissions) are paid by PTRF.  However, PTRF has not paid any transaction costs during the past 10 years.  During the year 2010, PTRF’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies:
Pearl Total Return Fund is a diversified fund of funds that invests in shares of mutual funds (open-end investment companies) registered under the Investment Company Act of 1940.  We refer to the mutual funds in which PTRF may invest as “portfolio funds.”

PTRF seeks long-term total return.  PTRF seeks to achieve this objective by investing 80% or more of its net assets in equity portfolio funds whose objective is growth or capital appreciation, including portfolio funds that invest in U.S. or foreign securities (including emerging markets) or both.  However, PTRF may invest less than 80% of its net assets in equity portfolio funds when Management believes there are high risks affecting stock markets.  Because PTRF seeks to limit risk and preserve capital, it often takes a partial defensive position by investing part of PTRF’s net assets (often up to 20% of net assets) in money market, bond, and other fixed-income portfolio funds.  PTRF may take a larger defensive position (up to 100% of net assets) on a temporary basis when Management believes there are high risks affecting stock markets.  Because PTRF invests indirectly in the equity markets through portfolio funds, it is possible that PTRF may hold less than 80% of its assets in equity securities, depending on the asset allocation of the underlying portfolio funds.  When PTRF takes such a temporary defensive position, PTRF might not be able to meet its investment objective.  Management determines PTRF’s allocation among the various types of authorized investments.  PTRF may invest up to 25% of its total assets in any one portfolio fund.

PTRF seeks to make all of its investments on a no-load basis and to avoid completely all transaction costs (sales charges, commissions, and redemption fees).  This is an important goal but is not a requirement.

Under normal market conditions, PTRF holds equity portfolio funds with value, growth, or blend investment styles and with small-, mid-, or large-cap investment styles.  There is no limit on the investment styles or capitalization ranges of the portfolio funds in which PTRF may invest.  The allocation among portfolio funds using various investment styles and having various capitalization ranges may vary greatly depending on Management’s assessment of the stock markets.  PTRF may also hold greater or lesser positions in portfolio bond, income, and money market funds based on Management’s overall assessment of market conditions and movements.

Principal Investment Risks:
All investments involve risk.  Even though Pearl Total Return Fund invests in many portfolio funds, that investment strategy cannot eliminate investment risk.  PTRF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:

Securities Markets In General — As with any investment whose performance is tied to these markets, the value of your investment in PTRF will fluctuate, which means that you could lose money.

Stock Markets — Many portfolio funds hold stocks.  The same factors that affect stock market performance generally affect portfolio stock funds.  Political and economic news can influence market -
wide trends; the outcome may be positive or negative, short-term or long-term.  Any type of stock can temporarily fall out of favor.  The values of certain types of stocks, such as small-cap stocks and foreign stocks, may fluctuate more widely than others.

Bond Markets — Some portfolio funds may hold bonds.  Bond prices generally fall when interest rates rise.  Funds that focus on bonds with longer maturities tend to be more sensitive to this risk.  Portfolio performance also could be affected if bonds held by portfolio funds go into default.  Some bonds may be paid off (“called”) substantially earlier or later than expected, forcing a portfolio fund to reinvest at what may be an undesirable time.  Some funds may invest in high yield, high risk “junk bonds.”  PTRF will be affected by these risks to the extent of its investments in portfolio funds investing in bonds.

Portfolio Management by Portfolio Funds — PTRF’s Management has no control over the managers or investment decisions of portfolio funds.  Decisions by portfolio funds’ managers will have a substantial effect on PTRF’s performance.  Investment decisions by portfolio funds’ managers are made independently of each other.  As a result there is a risk that one fund’s investment actions may be cancelled out by another fund’s actions — for example, if one portfolio fund buys a particular stock while another portfolio fund sells the same stock.  This independence of investment decisions could also increase PTRF’s exposure to certain investments and their related risks.

Non-diversified investments.  Performance of large positions in certain stocks may significantly impact a portfolio fund’s performance, resulting in greater volatility.

Concentration.  Concentration of investments within one industry or market sector may subject a portfolio fund to greater market fluctuations.  PTRF will not knowingly concentrate its investments, directly or indirectly, in an industry.

Investments in foreign securities.  A portfolio fund’s investments in foreign securities may be subject to additional risks not typically associated with U.S. securities, such as changes in currency rates; less available public information about the issuers; less stringent regulatory standards; lack of uniform accounting, auditing, and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, and political instability.  Foreign securities may also tend to be more volatile than U.S. securities.

Emerging markets securities. The risks of foreign securities are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  The securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Investments in “junk bonds”.  A portfolio fund’s investments in high yield, high risk “junk bonds” may be subject to additional risks such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Investments in small- and mid-cap securities.  Stocks of small- and medium-sized companies tend to be more volatile and less liquid than stocks of large companies.

Annual Total Return:
The following bar chart shows the calendar year-by-year performance of Pearl Total Return Fund.  This information helps you assess the variability of PTRF’s performance and the potential risks.  PTRF’s past performance (before and after taxes) is not an indication of future performance.  PTRF updates its performance information periodically.  You can get these performance updates at www.pearlfunds.com or by calling 866-747-9030 (toll-free).

From July 1, 1972 through July 1, 2001, although PTRF was organized as an open-end management investment company under the Investment Company Act of 1940, PTRF’s shares were not registered under the Securities Act of 1933 and sales of PTRF shares were made only on a private basis.  PTRF began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

Pearl Total Return Fund's Performance (Annual Total Returns)*

* During the period shown in the bar chart, the highest return for a quarter was +17.36% during the quarter ended June 30, 2003 and the lowest return for a quarter was -18.10% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended 12-31-10:
Average Annual Total Returns	1 Year	5 Years	10 Years
Pearl Total Return Fund	14.69%	3.38%	6.75%
Pearl Total Return Fund After Taxes on Distributions	14.69%	1.96%	5.55%
Pearl Total Return Fund After Taxes on Distributions and Sales	12.48%	2.61%	5.58%
Pearl Total Return Fund Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes)	17.70%	3.17%	2.64%
Pearl Total Return Fund MSCI World Index (reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	2.31%
Pearl Total Return Fund Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks.  The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks.  The Standard & Poor’s (S&P) 500 Index is an unmanaged index generally representative of the performance of larger companies in the U.S.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.  Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns are not relevant (a) if you hold your PTRF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.

Pearl Aggressive Growth Fund
RISK/RETURN
Investment Objective:
Pearl Aggressive Growth Fund (“PAGF”) seeks long-term aggressive growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of PAGF.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Pearl Aggressive Growth Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee on shares held 30 days or less (as a percentage of amount redeemed)	2.00%
Exchange fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Pearl Aggressive Growth Fund
Management fees		0.78%
Distribution (12b-1) fees		none
Other expenses		0.47%
Acquired fund (portfolio fund) fees and expenses	[1]	1.19%
Total annual fund operating expenses	[2]	2.44%
Expense reimbursement by Manager	[3]	0.05%
Net expenses		2.39%
[1]	Acquired fund (portfolio fund) fees and expenses reflect the estimated fees and expenses incurred indirectly by PAGF through its investments in portfolio funds.
[2]	Total and net annual fund operating expenses in the fee table may differ from the expense ratios in the "Financial Highlights" section because the Financial Highlights include only PAGF's direct operating expenses and do not include fees and expenses incurred indirectly by PAGF through its investments in portfolio funds.
[3]	Pearl Management Company (the "Manager" or "Management") has contractually agreed to reimburse PAGF for all ordinary operating expenses (including all management and administrative fees) exceeding 1.20% of PAGF's average net assets. This expense limit will continue for a period of at least one year from the date of this Prospectus, and thereafter will continue without expiration unless a change is approved by PAGF's Board of Trustees. When the Manager has reimbursed PAGF for expenses in excess of this limit, the Manager may recover the reimbursed amounts under this limit, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limit. The agreement to limit PAGF's ordinary operating expenses does not apply to acquired fund (portfolio fund) fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in Pearl Aggressive Growth Fund with the costs of investing in other mutual funds.  The Example includes both PAGF’s operating expenses and the portfolio funds’ fees and expenses.  It assumes that you invest  $10,000 for the time periods indicated and that you redeem all of your shares at the end of the periods.  The Example also assumes a 5% return (before expenses) each year, reinvestment of dividends, and that operating expenses remain constant at the level shown above.  Your actual costs may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Pearl Aggressive Growth Fund	247	777	1,286	2,916

Portfolio Turnover:
When Pearl Aggressive Growth Fund buys and sells securities (“turns over” its portfolio), a higher portfolio turnover rate may cause higher taxes when Fund shares are held in a taxable account.  Higher portfolio turnover will also increase costs and affect PAGF’s performance if transaction costs (such as sales charges and commissions) are paid by PAGF.  However, PAGF has never paid any transaction costs.   During the year 2010, PAGF’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies:
Pearl Aggressive Growth Fund is a diversified fund of funds that invests in shares of mutual funds (open-end investment companies) registered under the Investment Company Act of 1940.  We refer to the mutual funds in which PAGF may invest as “portfolio funds.”

PAGF seeks long-term aggressive growth of capital.  PAGF seeks to achieve this objective by being fully invested (meaning 95% or more of PAGF’s net assets) in equity portfolio funds whose objective is growth or capital appreciation, including portfolio funds that invest in U.S. or foreign securities (including emerging markets) or both.  Because PAGF invests indirectly in the equity markets through portfolio funds, it is possible that PAGF may hold less than 95% of its assets in equity securities, depending on the asset allocation of the underlying portfolio funds.  PAGF invests in money market funds only to meet its cash flow needs.  PAGF almost never takes a defensive position, although it has the ability to do so if Management determines that extreme circumstances exist.  PAGF might not be able to meet its investment objective during any period in which it takes a defensive position.  Management intends that any defensive position would be temporary and rare.  Management determines PAGF’s allocation among the various types of authorized investments.  PAGF may invest up to 25% of its total assets in any one portfolio fund.

PAGF seeks to make all of its investments on a no-load basis and to avoid completely all transaction costs (sales charges, commissions, and redemption fees).  This is an important goal but is not a requirement.

Under normal market conditions, PAGF holds equity portfolio funds with value, growth, or blend investment styles and with small-, mid-, or large-cap investment styles.  There is no limit on the investment styles or capitalization ranges of the portfolio funds in which PAGF may invest.  The allocation among portfolio funds using various investment styles and having various capitalization ranges may vary greatly depending on Management’s assessment of the stock markets.  PAGF usually does not invest in bond funds, but the equity portfolio funds in which it invests may hold some bonds.

Principal Investment Risks:
All investments involve risk.  Even though Pearl Aggressive Growth Fund invests in many portfolio funds, that investment strategy cannot eliminate investment risk.  PAGF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:

Securities Markets In General — As with any investment whose performance is tied to these markets, the value of your investment in PAGF will fluctuate, which means that you could lose money.

Stock Markets — Many portfolio funds hold stocks.  The same factors that affect stock market performance generally affect portfolio stock funds.  Political and economic news can influence market-wide trends; the outcome may be positive or negative, short-term or long-term.  Any type of stock can temporarily fall out of favor.  The values of certain types of stocks, such as small-cap stocks and foreign stocks, may fluctuate more widely than others.

Bond Markets — Some portfolio funds may hold bonds.  Bond prices generally fall when interest rates rise.  Funds that focus on bonds with longer maturities tend to be more sensitive to this risk.  Portfolio performance also could be affected if bonds held by portfolio funds go into default.  Some bonds may be paid off (“called”) substantially earlier or later than expected, forcing a portfolio fund to reinvest at what may be an undesirable time.  Some funds may invest in high yield, high risk “junk bonds.”  PAGF will be affected by these risks to the extent of its investments in portfolio funds investing in bonds.

Portfolio Management by Portfolio Funds — PAGF’s Management has no control over the managers or investment decisions of portfolio funds.  Decisions by portfolio funds’ managers will have a substantial effect on PAGF’s performance.  Investment decisions by portfolio funds’ managers are made independently of each other.  As a result there is a risk that one fund’s investment actions may be cancelled out by another fund’s actions — for example, if one portfolio fund buys a particular stock while another portfolio fund sells the same stock.  This independence of investment decisions could also increase PAGF’s exposure to certain investments and their related risks.

Non-diversified investments.  Performance of large positions in certain stocks may significantly impact a portfolio fund’s performance, resulting in greater volatility.

Concentration.  Concentration of investments within one industry or market sector may subject a portfolio fund to greater market fluctuations.  PAGF will not knowingly concentrate its investments, directly or indirectly, in an industry.

Investments in foreign securities.  A portfolio fund’s investments in foreign securities may be subject to additional risks not typically associated with U.S. securities, such as changes in currency rates; less available public information about the issuers; less stringent regulatory standards; lack of uniform accounting, auditing, and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, and political instability.  Foreign securities may also tend to be more volatile than U.S. securities.

Emerging markets securities. The risks of foreign securities are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  The securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Investments in small- and mid-cap securities.  Stocks of small- and medium-sized companies tend to be more volatile and less liquid than stocks of large companies.

Annual Total Return:
The following bar chart shows the calendar year-by-year performance of Pearl Aggressive Growth Fund.  This information helps you assess the variability of PAGF’s performance and the potential risks.  PAGF’s past performance (before and after taxes) is not an indication of future performance.  PAGF updates its performance information periodically.  You can get these performance updates at www.pearlfunds.com or by calling 866-747-9030 (toll-free).

Pearl Aggressive Growth Fund's Performance (Annual Total Returns)*

*During the period shown in the bar chart, the highest return for a quarter was +33.03% during the quarter ended June 30, 2009  and the lowest return for a quarter was -29.55% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended 12-31-10:
Average Annual Total Returns	1 Year	5 Years	Since Inception
Pearl Aggressive Growth Fund	18.71%	4.68%	8.79%
Pearl Aggressive Growth Fund After Taxes on Distributions	18.71%	3.62%	7.65%
Pearl Aggressive Growth Fund After Taxes on Distributions and Sales	15.90%	3.82%	7.46%
Pearl Aggressive Growth Fund Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes)	17.70%	3.17%	3.45%
Pearl Aggressive Growth Fund MSCI World Index (reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	3.64%
Pearl Aggressive Growth Fund Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2.23%

The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks.  The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks.  The Standard & Poor’s (S&P) 500 Index is an unmanaged index of 500 stocks generally representative of the performance of larger companies in the U.S.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.  Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns are not relevant (a) if you hold your PAGF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Pearl Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001127352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Pearl Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Pearl Total Return Fund (“PTRF”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of PTRF.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
When Pearl Total Return Fund buys and sells securities (“turns over” its portfolio), a higher portfolio turnover rate may cause higher taxes when Fund shares are held in a taxable account.  Higher portfolio turnover will also increase costs and affect PTRF’s performance if transaction costs (such as sales charges and commissions) are paid by PTRF.  However, PTRF has not paid any transaction costs during the past 10 years.  During the year 2010, PTRF’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Pearl Total Return Fund with the costs of investing in other mutual funds.  The Example includes both PTRF’s operating expenses and the portfolio funds’ fees and expenses.  It assumes that you invest  $10,000 for the time periods indicated and that you redeem all of your shares at the end of the periods.  The Example also assumes a 5% return (before expenses) each year, reinvestment of dividends, and that operating expenses remain constant at the level shown above.  Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Pearl Total Return Fund is a diversified fund of funds that invests in shares of mutual funds (open-end investment companies) registered under the Investment Company Act of 1940.  We refer to the mutual funds in which PTRF may invest as “portfolio funds.”

PTRF seeks long-term total return.  PTRF seeks to achieve this objective by investing 80% or more of its net assets in equity portfolio funds whose objective is growth or capital appreciation, including portfolio funds that invest in U.S. or foreign securities (including emerging markets) or both.  However, PTRF may invest less than 80% of its net assets in equity portfolio funds when Management believes there are high risks affecting stock markets.  Because PTRF seeks to limit risk and preserve capital, it often takes a partial defensive position by investing part of PTRF’s net assets (often up to 20% of net assets) in money market, bond, and other fixed-income portfolio funds.  PTRF may take a larger defensive position (up to 100% of net assets) on a temporary basis when Management believes there are high risks affecting stock markets.  Because PTRF invests indirectly in the equity markets through portfolio funds, it is possible that PTRF may hold less than 80% of its assets in equity securities, depending on the asset allocation of the underlying portfolio funds.  When PTRF takes such a temporary defensive position, PTRF might not be able to meet its investment objective.  Management determines PTRF’s allocation among the various types of authorized investments.  PTRF may invest up to 25% of its total assets in any one portfolio fund.

PTRF seeks to make all of its investments on a no-load basis and to avoid completely all transaction costs (sales charges, commissions, and redemption fees).  This is an important goal but is not a requirement.

Under normal market conditions, PTRF holds equity portfolio funds with value, growth, or blend investment styles and with small-, mid-, or large-cap investment styles.  There is no limit on the investment styles or capitalization ranges of the portfolio funds in which PTRF may invest.  The allocation among portfolio funds using various investment styles and having various capitalization ranges may vary greatly depending on Management’s assessment of the stock markets.  PTRF may also hold greater or lesser positions in portfolio bond, income, and money market funds based on Management’s overall assessment of market conditions and movements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk.  Even though Pearl Total Return Fund invests in many portfolio funds, that investment strategy cannot eliminate investment risk.  PTRF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:

Securities Markets In General — As with any investment whose performance is tied to these markets, the value of your investment in PTRF will fluctuate, which means that you could lose money.

Stock Markets — Many portfolio funds hold stocks.  The same factors that affect stock market performance generally affect portfolio stock funds.  Political and economic news can influence market -
wide trends; the outcome may be positive or negative, short-term or long-term.  Any type of stock can temporarily fall out of favor.  The values of certain types of stocks, such as small-cap stocks and foreign stocks, may fluctuate more widely than others.

Bond Markets — Some portfolio funds may hold bonds.  Bond prices generally fall when interest rates rise.  Funds that focus on bonds with longer maturities tend to be more sensitive to this risk.  Portfolio performance also could be affected if bonds held by portfolio funds go into default.  Some bonds may be paid off (“called”) substantially earlier or later than expected, forcing a portfolio fund to reinvest at what may be an undesirable time.  Some funds may invest in high yield, high risk “junk bonds.”  PTRF will be affected by these risks to the extent of its investments in portfolio funds investing in bonds.

Portfolio Management by Portfolio Funds — PTRF’s Management has no control over the managers or investment decisions of portfolio funds.  Decisions by portfolio funds’ managers will have a substantial effect on PTRF’s performance.  Investment decisions by portfolio funds’ managers are made independently of each other.  As a result there is a risk that one fund’s investment actions may be cancelled out by another fund’s actions — for example, if one portfolio fund buys a particular stock while another portfolio fund sells the same stock.  This independence of investment decisions could also increase PTRF’s exposure to certain investments and their related risks.

Non-diversified investments.  Performance of large positions in certain stocks may significantly impact a portfolio fund’s performance, resulting in greater volatility.

Concentration.  Concentration of investments within one industry or market sector may subject a portfolio fund to greater market fluctuations.  PTRF will not knowingly concentrate its investments, directly or indirectly, in an industry.

Investments in foreign securities.  A portfolio fund’s investments in foreign securities may be subject to additional risks not typically associated with U.S. securities, such as changes in currency rates; less available public information about the issuers; less stringent regulatory standards; lack of uniform accounting, auditing, and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, and political instability.  Foreign securities may also tend to be more volatile than U.S. securities.

Emerging markets securities. The risks of foreign securities are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  The securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Investments in “junk bonds”.  A portfolio fund’s investments in high yield, high risk “junk bonds” may be subject to additional risks such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Investments in small- and mid-cap securities.  Stocks of small- and medium-sized companies tend to be more volatile and less liquid than stocks of large companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	PTRF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:Securities Markets In General - As with any investment whose performance is tied to these markets, the value of your investment in PTRF will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the calendar year-by-year performance of Pearl Total Return Fund.  This information helps you assess the variability of PTRF’s performance and the potential risks.  PTRF’s past performance (before and after taxes) is not an indication of future performance.  PTRF updates its performance information periodically.  You can get these performance updates at www.pearlfunds.com or by calling 866-747-9030 (toll-free).

From July 1, 1972 through July 1, 2001, although PTRF was organized as an open-end management investment company under the Investment Company Act of 1940, PTRF’s shares were not registered under the Securities Act of 1933 and sales of PTRF shares were made only on a private basis.  PTRF began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the calendar year-by-year performance of Pearl Total Return Fund. This information helps you assess the variability of PTRF's performance and the potential risks. PTRF's past performance (before and after taxes) is not an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks. The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks. The Standard & Poor's (S&P) 500 Index is an unmanaged index generally representative of the performance of larger companies in the U.S.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-747-9030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pearlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	PTRF's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Pearl Total Return Fund's Performance (Annual Total Returns)*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
* During the period shown in the bar chart, the highest return for a quarter was +17.36% during the quarter ended June 30, 2003 and the lowest return for a quarter was -18.10% during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period shown in the bar chart, the highest return for a quarter was +17.36% during the quarter ended June 30, 2003.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter was -18.10% during the quarter ended December 31, 2008.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended 12-31-10:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes) MSCI World Index (reflects no deduction for fees, expenses, or taxes) Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant (a) if you hold your PTRF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks.  The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks.  The Standard & Poor’s (S&P) 500 Index is an unmanaged index generally representative of the performance of larger companies in the U.S.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.  Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns are not relevant (a) if you hold your PTRF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.

Pearl Total Return Fund | Pearl Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund (portfolio fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net expenses	rr_NetExpensesOverAssets	2.19%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Annual Return 2001	rr_AnnualReturn2001	3.13%
Annual Return 2002	rr_AnnualReturn2002	(10.75%)
Annual Return 2003	rr_AnnualReturn2003	35.73%
Annual Return 2004	rr_AnnualReturn2004	16.83%
Annual Return 2005	rr_AnnualReturn2005	11.55%
Annual Return 2006	rr_AnnualReturn2006	20.67%
Annual Return 2007	rr_AnnualReturn2007	10.37%
Annual Return 2008	rr_AnnualReturn2008	(38.67%)
Annual Return 2009	rr_AnnualReturn2009	26.05%
Annual Return 2010	rr_AnnualReturn2010	14.69%
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Pearl Total Return Fund | Pearl Total Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Pearl Total Return Fund | Pearl Total Return Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Pearl Total Return Fund | Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Pearl Total Return Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Pearl Total Return Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Pearl Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Pearl Aggressive Growth Fund (“PAGF”) seeks long-term aggressive growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of PAGF.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
When Pearl Aggressive Growth Fund buys and sells securities (“turns over” its portfolio), a higher portfolio turnover rate may cause higher taxes when Fund shares are held in a taxable account.  Higher portfolio turnover will also increase costs and affect PAGF’s performance if transaction costs (such as sales charges and commissions) are paid by PAGF.  However, PAGF has never paid any transaction costs.   During the year 2010, PAGF’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Pearl Aggressive Growth Fund with the costs of investing in other mutual funds.  The Example includes both PAGF’s operating expenses and the portfolio funds’ fees and expenses.  It assumes that you invest  $10,000 for the time periods indicated and that you redeem all of your shares at the end of the periods.  The Example also assumes a 5% return (before expenses) each year, reinvestment of dividends, and that operating expenses remain constant at the level shown above.  Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Pearl Aggressive Growth Fund is a diversified fund of funds that invests in shares of mutual funds (open-end investment companies) registered under the Investment Company Act of 1940.  We refer to the mutual funds in which PAGF may invest as “portfolio funds.”

PAGF seeks long-term aggressive growth of capital.  PAGF seeks to achieve this objective by being fully invested (meaning 95% or more of PAGF’s net assets) in equity portfolio funds whose objective is growth or capital appreciation, including portfolio funds that invest in U.S. or foreign securities (including emerging markets) or both.  Because PAGF invests indirectly in the equity markets through portfolio funds, it is possible that PAGF may hold less than 95% of its assets in equity securities, depending on the asset allocation of the underlying portfolio funds.  PAGF invests in money market funds only to meet its cash flow needs.  PAGF almost never takes a defensive position, although it has the ability to do so if Management determines that extreme circumstances exist.  PAGF might not be able to meet its investment objective during any period in which it takes a defensive position.  Management intends that any defensive position would be temporary and rare.  Management determines PAGF’s allocation among the various types of authorized investments.  PAGF may invest up to 25% of its total assets in any one portfolio fund.

PAGF seeks to make all of its investments on a no-load basis and to avoid completely all transaction costs (sales charges, commissions, and redemption fees).  This is an important goal but is not a requirement.

Under normal market conditions, PAGF holds equity portfolio funds with value, growth, or blend investment styles and with small-, mid-, or large-cap investment styles.  There is no limit on the investment styles or capitalization ranges of the portfolio funds in which PAGF may invest.  The allocation among portfolio funds using various investment styles and having various capitalization ranges may vary greatly depending on Management’s assessment of the stock markets.  PAGF usually does not invest in bond funds, but the equity portfolio funds in which it invests may hold some bonds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk.  Even though Pearl Aggressive Growth Fund invests in many portfolio funds, that investment strategy cannot eliminate investment risk.  PAGF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:

Securities Markets In General — As with any investment whose performance is tied to these markets, the value of your investment in PAGF will fluctuate, which means that you could lose money.

Stock Markets — Many portfolio funds hold stocks.  The same factors that affect stock market performance generally affect portfolio stock funds.  Political and economic news can influence market-wide trends; the outcome may be positive or negative, short-term or long-term.  Any type of stock can temporarily fall out of favor.  The values of certain types of stocks, such as small-cap stocks and foreign stocks, may fluctuate more widely than others.

Bond Markets — Some portfolio funds may hold bonds.  Bond prices generally fall when interest rates rise.  Funds that focus on bonds with longer maturities tend to be more sensitive to this risk.  Portfolio performance also could be affected if bonds held by portfolio funds go into default.  Some bonds may be paid off (“called”) substantially earlier or later than expected, forcing a portfolio fund to reinvest at what may be an undesirable time.  Some funds may invest in high yield, high risk “junk bonds.”  PAGF will be affected by these risks to the extent of its investments in portfolio funds investing in bonds.

Portfolio Management by Portfolio Funds — PAGF’s Management has no control over the managers or investment decisions of portfolio funds.  Decisions by portfolio funds’ managers will have a substantial effect on PAGF’s performance.  Investment decisions by portfolio funds’ managers are made independently of each other.  As a result there is a risk that one fund’s investment actions may be cancelled out by another fund’s actions — for example, if one portfolio fund buys a particular stock while another portfolio fund sells the same stock.  This independence of investment decisions could also increase PAGF’s exposure to certain investments and their related risks.

Non-diversified investments.  Performance of large positions in certain stocks may significantly impact a portfolio fund’s performance, resulting in greater volatility.

Concentration.  Concentration of investments within one industry or market sector may subject a portfolio fund to greater market fluctuations.  PAGF will not knowingly concentrate its investments, directly or indirectly, in an industry.

Investments in foreign securities.  A portfolio fund’s investments in foreign securities may be subject to additional risks not typically associated with U.S. securities, such as changes in currency rates; less available public information about the issuers; less stringent regulatory standards; lack of uniform accounting, auditing, and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, and political instability.  Foreign securities may also tend to be more volatile than U.S. securities.

Emerging markets securities. The risks of foreign securities are typically increased in emerging markets.  For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability.  The securities markets may be less developed.  These countries are also more likely to experience high levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Investments in small- and mid-cap securities.  Stocks of small- and medium-sized companies tend to be more volatile and less liquid than stocks of large companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	PAGF, or the portfolio funds in which PTRF invests, may be subject to the following principal risks:Securities Markets In General - As with any investment whose performance is tied to these markets, the value of your investment in PAGF will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows the calendar year-by-year performance of Pearl Aggressive Growth Fund.  This information helps you assess the variability of PAGF’s performance and the potential risks.  PAGF’s past performance (before and after taxes) is not an indication of future performance.  PAGF updates its performance information periodically.  You can get these performance updates at www.pearlfunds.com or by calling 866-747-9030 (toll-free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the calendar year-by-year performance of Pearl Aggressive Growth Fund. This information helps you assess the variability of PAGF's performance and the potential risks. PAGF's past performance (before and after taxes) is not an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks. The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks. The Standard & Poor's (S&P) 500 Index is an unmanaged index of 500 stocks generally representative of the performance of larger companies in the U.S.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-747-9030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pearlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	PAGF's past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Pearl Aggressive Growth Fund's Performance (Annual Total Returns)*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*During the period shown in the bar chart, the highest return for a quarter was +33.03% during the quarter ended June 30, 2009  and the lowest return for a quarter was -29.55% during the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period shown in the bar chart, the highest return for a quarter was +33.03% during the quarter ended June 30, 2009.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter was -29.55% during the quarter ended December 31, 2008.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended 12-31-10:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes) MSCI World Index (reflects no deduction for fees, expenses, or taxes) Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant (a) if you hold your PAGF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Dow Jones Wilshire 5000 Composite Index is an unmanaged index generally representative of the performance of the average dollar invested in U.S. common stocks.  The MSCI World Index is an unmanaged index generally representative of the performance of the global market for common stocks.  The Standard & Poor’s (S&P) 500 Index is an unmanaged index of 500 stocks generally representative of the performance of larger companies in the U.S.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.  Your actual after-tax returns depend on your own tax situation and may differ from those shown.  After-tax returns are not relevant (a) if you hold your PAGF shares in a tax-deferred or tax-advantaged account (such as a 401(k) plan or any type of IRA) or (b) if you are a tax-exempt investor.

Pearl Aggressive Growth Fund | Pearl Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.78%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%
Acquired fund (portfolio fund) fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.44%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Net expenses	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,916
Annual Return 2002	rr_AnnualReturn2002	(17.27%)
Annual Return 2003	rr_AnnualReturn2003	53.36%
Annual Return 2004	rr_AnnualReturn2004	17.60%
Annual Return 2005	rr_AnnualReturn2005	18.01%
Annual Return 2006	rr_AnnualReturn2006	22.10%
Annual Return 2007	rr_AnnualReturn2007	19.11%
Annual Return 2008	rr_AnnualReturn2008	(52.83%)
Annual Return 2009	rr_AnnualReturn2009	54.34%
Annual Return 2010	rr_AnnualReturn2010	18.71%
1 Year	rr_AverageAnnualReturnYear01	18.71%
5 Years	rr_AverageAnnualReturnYear05	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Pearl Aggressive Growth Fund | Pearl Aggressive Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.71%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Pearl Aggressive Growth Fund | Pearl Aggressive Growth Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Pearl Aggressive Growth Fund | Dow Jones Wilshire 5000 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Pearl Aggressive Growth Fund | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Pearl Aggressive Growth Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%

[1]	Acquired fund (portfolio fund) fees and expenses reflect the estimated fees and expenses incurred indirectly by PTRF through its investments in portfolio funds.
[2]	Total and net annual fund operating expenses in the fee table may differ from the expense ratios in the "Financial Highlights" section because the Financial Highlights include only PTRF's direct operating expenses and do not include fees and expenses incurred indirectly by PTRF through its investments in portfolio funds.
[3]	Pearl Management Company (the "Manager" or "Management") has contractually agreed to reimburse PTRF for all ordinary operating expenses (including all management and administrative fees) exceeding 1.20% of PTRF's average net assets. This expense limit will continue for a period of at least one year from the date of this Prospectus, and thereafter will continue without expiration unless a change is approved by PTRF's Board of Trustees. When the Manager has reimbursed PTRF for expenses in excess of this limit, the Manager may recover the reimbursed amounts under this limit, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limit. The agreement to limit PTRF's ordinary operating expenses does not apply to acquired fund (portfolio fund) fees and expenses.
[4]	Acquired fund (portfolio fund) fees and expenses reflect the estimated fees and expenses incurred indirectly by PAGF through its investments in portfolio funds.
[5]	Total and net annual fund operating expenses in the fee table may differ from the expense ratios in the "Financial Highlights" section because the Financial Highlights include only PAGF's direct operating expenses and do not include fees and expenses incurred indirectly by PAGF through its investments in portfolio funds.
[6]	Pearl Management Company (the "Manager" or "Management") has contractually agreed to reimburse PAGF for all ordinary operating expenses (including all management and administrative fees) exceeding 1.20% of PAGF's average net assets. This expense limit will continue for a period of at least one year from the date of this Prospectus, and thereafter will continue without expiration unless a change is approved by PAGF's Board of Trustees. When the Manager has reimbursed PAGF for expenses in excess of this limit, the Manager may recover the reimbursed amounts under this limit, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limit. The agreement to limit PAGF's ordinary operating expenses does not apply to acquired fund (portfolio fund) fees and expenses.